Financial assets at fair value through other comprehensive income - Summary of financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	€ 30,745	€ 30,635
Equity securities [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	2,065	2,457
Debt securities [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	27,876	27,340
Loans and advances [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	805	838
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Debt securities [member]
Disclosure Of Financial Assets [Line Items]
Loan loss on provisions	(39)	(12)
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Loans and advances [member]
Disclosure Of Financial Assets [Line Items]
Loan loss on provisions	€ (1)	€ (1)